Net Income Per Limited Partnership Unit	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Net Income Per Limited Partnership Unit	Net income per limited partnership unit is calculated by dividing the net income allocated to the limited partners by the number of limited partnership units outstanding during the period.